LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
Schedule for computing loss per share

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,471,127)	(2,008,005)	(1,957,543)
Denominator:
Weighted average number of ordinary shares outstanding	950,697,557	1,015,265,686	1,040,680,392
Basic and diluted loss per share	(2.60)	(1.98)	(1.88)

Schedule of weighted average number of shares excluded from calculation of diluted loss per share.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share options	18,640,216	15,028,082	7,194,850
Restricted share units	17,133,658	21,358,045	18,970,100